Risk management and concentrations of risk (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	[1]
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 183,739
Derivative Liability, Fair value carrying amount liability	$ (14,265)
Derivative, Term	Sept 2026
Derivative, Fixed interest rate	2.80%	[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 138,938
Derivative Liability, Fair value carrying amount liability	$ (4,228)
Derivative, Term	Sept 2019
Derivative, Fixed interest rate	1.90%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.